UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

California Tax-Free Income Fund

Annual report 5/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which shifted to a neutral stance on interest rates in the beginning of 2019 after three years of hikes. The markets responded favorably, with most bond indexes registering gains before hitting a patch of turbulence in May as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
California Tax-Free Income Fund

Table of contents

2	Your fund at a glance
5	Discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
17	Financial statements
20	Financial highlights
25	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Trustees and Officers
38	More information

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/19 (%)

Class A shares (without sales charge)
Bloomberg Barclays California Municipal Bond Index
Morningstar muni California long fund category average
5.57
6.10
5.87
2.66
2.87
2.79
3.62
3.61
3.88
5.38
5.07
5.42
1 year
3 year
5 year
10 year

The Bloomberg Barclays California Municipal Bond Index is an unmanaged index comprising California investment-grade municipal bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Broad rally for municipal bonds

Municipal bonds advanced as declining new issuance and strong investor demand produced a favorable backdrop for municipal bond performance.

The fund trailed its benchmark

The fund posted a solid gain but underperformed its benchmark, the Bloomberg Barclays California Municipal Bond Index.

Individual security selection detracted

Individual security selection was the primary factor behind the fund's underperformance of its benchmark.

PORTFOLIO COMPOSITION AS OF 5/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       3

QUALITY COMPOSITION AS OF 5/31/19 (%)

SECTOR COMPOSITION AS OF 5/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       4

Discussion of fund performance

How did the municipal bond market perform during the 12 months ended May 31, 2019?

Municipal bonds enjoyed strong returns for the period, with the Bloomberg Barclays Municipal Bond Index returning 6.40%. California municipal bonds modestly lagged the broader market as the fund's benchmark, the Bloomberg Barclays California Municipal Bond Index, returned 6.10%.

The most important factor was a supply-and-demand imbalance in the municipal bond market. The outstanding supply of municipal bonds contracted as tax reform provisions that took effect in 2018 led to a significant decline in new municipal bond issuance. On the demand side, banks and insurance companies continued to sell municipal bonds from their investment portfolios as a result of lower corporate tax rates, but this was more than offset by a significant increase in demand from retail investors, including those investing through mutual funds. Growing demand for municipal bonds, coupled with a shrinking supply of outstanding bonds, provided a tailwind for municipal bond performance.

Another key factor was a shift in interest-rate policy by the U.S. Federal Reserve (Fed). After raising short-term interest rates four times in 2018, the Fed shifted to a wait-and-see approach in 2019 amid trade tensions between the United States and China, continued uncertainty surrounding Brexit, and a slowdown in global economic growth. The bond market responded with a broad rally across the board, particularly in the last two months of the period, as investors began to price in expectations of a potential Fed rate cut later this year.

How about municipal credit quality in California?

Credit conditions in California improved notably, driven by higher-than-expected tax revenues at both the state and local levels. Federal tax reform and a stronger economy in 2018 contributed to the increase in municipal tax revenues. So far, California's new governor has maintained his predecessor's fiscal considerations, building up the state's rainy-day fund to its maximum level, as well as beginning to address the state's pension issues.

How did the fund perform during the period?

The fund posted a solid gain but trailed the return of its benchmark. The primary factor behind the underperformance was individual security selection, particularly

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       5

among healthcare and education bonds. The fund's exposure to advanced refunding bonds, which were historically used by municipal bond issuers to refinance existing debt, also detracted from performance as these bonds tend to underperform during sharp market rallies. On the positive side, the fund's duration (a measure of interest-rate sensitivity) was longer than that of the index, which contributed favorably to relative results as yields fell during the last part of the period.

What themes do you see affecting municipal bond market performance as we move into the second half of 2019?

Fed interest-rate policy and trade conflicts will be key factors for municipal bonds going forward. If inflation remains low and U.S. economic growth continues to slow, we could see the Fed lower short-term rates before year end. With regard to trade, continued uncertainty could put further downward pressure on global growth, while a successful resolution to the conflicts could provide an economic boost, which would have implications for both interest rates and municipal tax revenues. Within the municipal market, we don't expect to see any changes in the supply/demand situation in the near term. Demand for municipal bonds should remain robust, while new issuance is likely to remain subdued.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2018 Investing since 1993
Dennis DiCicco On the fund since 2018 Investing since 2013

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA and Dennis DiCicco, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-19	as of 5-31-19	as of 5-31-19
Class A	1.32	2.77	4.96	14.62	62.22	1.94	1.93	3.78
Class B	-0.22	2.48	4.74	13.05	58.90	1.28	1.18	2.49
Class C	3.78	2.84	4.57	15.05	56.41	1.28	1.18	2.49
Class I3,4	5.72	3.68	5.42	19.83	69.47	2.17	2.17	4.23
Class R6[3,4]	5.76	3.66	5.41	19.70	69.29	2.20	2.19	4.29
Index 1†	6.10	3.61	5.07	19.42	64.02	—	—
Index 2†	6.40	3.58	4.58	19.25	56.53	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	0.85	1.70	1.70	0.70	0.68
Net (%)	0.84	1.59	1.59	0.69	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays California Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock California Tax-Free Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	5-31-09	15,890	15,890	16,402	15,653
Class C5	5-31-09	15,641	15,641	16,402	15,653
Class I3,4	5-31-09	16,947	16,947	16,402	15,653
Class R6[3,4]	5-31-09	16,929	16,929	16,402	15,653

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays California Municipal Bond Index is an unmanaged index composed of California investment-grade municipal bonds.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8% and a state tax rate of 13.3%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2018	Ending value on 5-31-2019	Expenses paid during period ended 5-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,057.50	$4.36	0.85%
	Hypothetical example	1,000.00	1,020.70	4.28	0.85%
Class B	Actual expenses/actual returns	1,000.00	1,053.50	8.14	1.59%
	Hypothetical example	1,000.00	1,017.00	8.00	1.59%
Class C	Actual expenses/actual returns	1,000.00	1,053.50	8.14	1.59%
	Hypothetical example	1,000.00	1,017.00	8.00	1.59%
Class I	Actual expenses/actual returns	1,000.00	1,058.20	3.54	0.69%
	Hypothetical example	1,000.00	1,021.50	3.48	0.69%
Class R6	Actual expenses/actual returns	1,000.00	1,058.40	3.39	0.66%
	Hypothetical example	1,000.00	1,021.60	3.33	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-19
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.6%				$204,735,640
(Cost $190,725,879)
California 96.7%				202,877,647
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,233,060
Anaheim Public Financing Authority Series A	5.000	05-01-46	1,000,000	1,131,590
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,720,192
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,089,010
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,765,812
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,500,000	1,582,530
California County Tobacco Securitization Agency Public Improvements	5.250	06-01-21	2,530,000	2,565,319
California County Tobacco Securitization Agency Stanislaus Funding, Series A	5.500	06-01-33	110,000	110,000
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	2,550,000	2,968,022
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,142,220
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,153,060
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,162,210
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,650,278
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series A	5.000	08-15-43	1,000,000	1,125,110
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,134,690
California Health Facilities Financing Authority Sutter Health, Series A	5.000	08-15-43	1,000,000	1,143,730
California Municipal Finance Authority Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,626,180
California Municipal Finance Authority Collegiate Housing Foundation Davis-I, LLC, West Village Student Housing Project	5.000	05-15-33	1,000,000	1,204,180
California Municipal Finance Authority LINXS APM Project, Series A, AMT	5.000	12-31-47	1,000,000	1,156,460
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,762,485
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	$1,900,830
California Municipal Finance Authority William Jessup University	5.000	08-01-39	1,500,000	1,654,440
California Municipal Finance Authority Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	2,295,680
California Pollution Control Financing Authority Calplant I Project, AMT (A)	7.500	07-01-32	1,000,000	1,051,530
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,181,790
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,756,215
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,062,160
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,068,448
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,216,200
California School Finance Authority Aspire Public Schools (A)	5.000	08-01-46	3,275,000	3,612,947
California School Finance Authority Kipp LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,713,825
California State Public Works Board Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,089,590
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,840,800
California State University College and University Revenue, Series A	5.000	11-01-44	2,000,000	2,285,860
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,219,154
California Statewide Communities Development Authority American Baptist Homes West	6.250	10-01-39	2,000,000	2,030,400
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	2,735,000	3,130,782
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	578,210
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,055,060
California Statewide Communities Development Authority Los Angeles Jewish Homes, Series S (B)	5.000	08-01-44	2,625,000	2,930,996
12	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Redlands Community Hospital OB	5.000	10-01-46	2,000,000	$2,291,540
California Statewide Communities Development Authority Redwoods Project (B)	5.375	11-15-44	1,500,000	1,725,150
California Statewide Communities Development Authority Senior Living of Southern California (A)	7.250	11-15-41	1,700,000	1,740,732
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,516,400
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,019,680
City of Belmont Library Project, Series A (B)	5.750	08-01-24	1,000,000	1,141,460
City of Irvine Community Facilities District	5.000	09-01-49	2,000,000	2,185,200
City of La Verne Brethren Hillcrest Homes	5.000	05-15-36	750,000	786,278
City of Long Beach Alamitos Bay Marina Project, Series 2015	5.000	05-15-45	1,000,000	1,100,740
City of Long Beach District 6-Pike Project	6.250	10-01-26	2,265,000	2,267,786
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.000	05-15-43	2,000,000	2,420,140
City of San Clemente Community Facilities District, Series 2006-1	5.000	09-01-46	1,980,000	2,196,810
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,722,195
City of San Mateo Community Facilities District, Series 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,161,620
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	5,000,000	5,792,200
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	5,000,000	5,765,900
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,734,900
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,802,450
Lancaster School District School Improvements (B)(C)	1.418	04-01-22	1,380,000	1,325,186
Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	310,000	311,345
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	3,000,000	3,484,950
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,499,579
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	$1,142,500
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,072,070
Morgan Hill Redevelopment Agency Successor Agency Series A	5.000	09-01-33	1,750,000	1,984,675
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,250,915
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,471,810
Oakland Unified School District/Alameda County Election of 2012, GO	6.625	08-01-38	1,000,000	1,114,310
Oakland Unified School District/Alameda County Series A, GO	5.000	08-01-40	1,500,000	1,702,140
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,310,640
Pacifica School District Series C, GO (B)(C)	2.005	08-01-26	1,000,000	865,550
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,260,020
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.000	09-01-48	1,250,000	1,376,875
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,158,480
Riverside County Transportation Commission Senior Lien, Series A	5.750	06-01-48	1,000,000	1,105,790
San Diego County Regional Airport Authority Consol Rental Car Facilities, Series A	5.000	07-01-44	4,925,000	5,608,935
San Diego Public Facilities Financing Authority Series A	5.000	10-15-44	1,000,000	1,167,150
San Diego Unified School District Series I, GO (C)	3.738	07-01-39	1,250,000	591,713
San Francisco City & County Airport Commission International Airport Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,378,500
San Francisco City & County Redevelopment Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,251,675
San Francisco City & County Redevelopment Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,128,390
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (C)	1.367	01-01-22	6,500,000	6,272,240
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,814,725
14	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Mateo Joint Powers Financing Authority Capital Projects Program (B)	5.000	07-01-21	1,815,000	$1,916,132
Santa Ana Financing Authority Police Administration & Holding Facility (B)	6.250	07-01-24	5,000,000	5,703,150
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (B)	6.250	07-01-24	5,000,000	5,762,300
Santa Margarita Water District Community Facilities District, Series 2013-1	5.625	09-01-43	775,000	850,485
South Orange County Public Financing Authority Series A	5.000	08-15-33	1,000,000	1,079,080
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	485,271
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,407,340
Southern California Public Power Authority Series A	5.000	07-01-38	1,000,000	1,156,040
State of California Various Purpose, GO	5.000	04-01-29	1,000,000	1,303,370
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,711,460
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,150,000	1,364,130
Sweetwater Union High School District Election of 2006, Series 2016 B, GO	4.000	08-01-42	500,000	528,300
Tobacco Securitization Authority of Southern California Series A1	5.000	06-01-37	1,500,000	1,507,575
University of California Series AZ	5.000	05-15-48	4,000,000	4,821,400
West Covina Redevelopment Agency Fashion Plaza	6.000	09-01-22	2,825,000	3,034,107
William S. Hart Union High School District Community Facilities District, Series 2015-1	5.000	09-01-47	1,000,000	1,125,108
Puerto Rico 0.9%				1,857,993
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	4.750	07-01-53	1,926,000	1,857,993

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$2,866,000
(Cost $2,865,815)
U.S. Government Agency 0.7%				1,473,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19	277,000	277,000
Federal Home Loan Bank Discount Note	2.250	06-03-19	1,196,000	1,196,000

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	15

	Par value^	Value
Repurchase agreement 0.7%		$1,393,000
Barclays Tri-Party Repurchase Agreement dated 5-31-19 at 2.450% to be repurchased at $1,287,263 on 6-3-19, collateralized by $1,216,700 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $1,313,011, including interest)	1,287,000	1,287,000
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $106,011 on 6-3-19, collateralized by $110,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $111,044, including interest)	106,000	106,000

Total investments (Cost $193,591,694) 99.0%		$207,601,640
Other assets and liabilities, net 1.0%		2,081,293
Total net assets 100.0%		$209,682,933

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-19, the aggregate cost of investments for federal income tax purposes was $191,969,402. Net unrealized appreciation aggregated to $15,632,238, of which $15,632,238 related to gross unrealized appreciation and $0 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	6.9
California Mortgage Insurance	4.6
Build America Mutual Assurance Company	1.1
Assured Guaranty Municipal Corp.	0.6
Ambac Financial Group, Inc.	0.5
TOTAL	13.7
16	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-19

Assets
Unaffiliated investments, at value (Cost $193,591,694)	$207,601,640
Cash	456
Interest receivable	2,473,881
Receivable for fund shares sold	99,189
Other assets	14,247
Total assets	210,189,413
Liabilities
Distributions payable	68,996
Payable for fund shares repurchased	201,765
Payable to affiliates
Investment management fees	96,720
Accounting and legal services fees	21,212
Transfer agent fees	7,260
Distribution and service fees	22,089
Trustees' fees	251
Other liabilities and accrued expenses	88,187
Total liabilities	506,480
Net assets	$209,682,933
Net assets consist of
Paid-in capital	$192,812,010
Total distributable earnings (loss)	16,870,923
Net assets	$209,682,933

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($175,963,731 ÷ 16,090,999 shares)[1]	$10.94
Class B ($456,864 ÷ 41,750 shares)[1]	$10.94
Class C ($19,050,679 ÷ 1,742,113 shares)[1]	$10.94
Class I ($10,397,322 ÷ 950,300 shares)	$10.94
Class R6 ($3,814,337 ÷ 348,524 shares)	$10.94
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.40

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	17

STATEMENT OF OPERATIONS For the year ended  5-31-19

Investment income
Interest	$8,746,570
Expenses
Investment management fees	1,125,514
Distribution and service fees	454,780
Accounting and legal services fees	45,511
Transfer agent fees	91,710
Trustees' fees	3,722
Custodian fees	42,444
State registration fees	16,200
Printing and postage	42,121
Professional fees	64,574
Other	19,679
Total expenses	1,906,255
Less expense reductions	(35,619)
Net expenses	1,870,636
Net investment income	6,875,934
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,195,778
1,195,778
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,813,074
2,813,074
Net realized and unrealized gain	4,008,852
Increase in net assets from operations	$10,884,786

18	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-19	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$6,875,934	$7,567,995
Net realized gain	1,195,778	3,657,106
Change in net unrealized appreciation (depreciation)	2,813,074	(7,254,241)
Increase in net assets resulting from operations	10,884,786	3,970,860
Distributions to shareholders
From net investment income and net realized gain
Class A	(5,986,856)	—
Class B	(13,485)	—
Class C	(524,922)	—
Class I	(383,200)	—
Class R6[1]	(95,093)	—
From net investment income
Class A	—	(6,668,292)
Class B	—	(21,463)
Class C	—	(713,380)
Class I	—	(232,023)
Class R6[1]	—	(37,906)
Total distributions	(7,003,556)	(7,673,064)
From fund share transactions	(7,928,934)	(31,580,973)
Total decrease	(4,047,704)	(35,283,177)
Net assets
Beginning of year	213,730,637	249,013,814
End of year[2]	$209,682,933	$213,730,637

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Net assets - End of year includes undistributed net investment income of $(25,404) at May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	19

Financial highlights
CLASS A SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$10.73	$10.90	$11.22	$10.91	$10.95
Net investment income[1]	0.36	0.36	0.37	0.39	0.42
Net realized and unrealized gain (loss) on investments	0.22	(0.16)	(0.30)	0.32	(0.04)
Total from investment operations	0.58	0.20	0.07	0.71	0.38
Less distributions
From net investment income	(0.36)	(0.37)	(0.39)	(0.40)	(0.42)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.37)	(0.37)	(0.39)	(0.40)	(0.42)
Net asset value, end of period	$10.94	$10.73	$10.90	$11.22	$10.91
Total return (%)[2,3]	5.57	1.85	0.63	6.63	3.53
Ratios and supplemental data
Net assets, end of period (in millions)	$176	$181	$213	$254	$235
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.85	0.83	0.84	0.83
Expenses including reductions	0.85	0.84	0.83	0.83	0.82
Net investment income	3.42	3.37	3.35	3.53	3.78
Portfolio turnover (%)	22	9	17	20	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
20	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$10.73	$10.91	$11.23	$10.91	$10.95
Net investment income[1]	0.28	0.28	0.28	0.31	0.34
Net realized and unrealized gain (loss) on investments	0.22	(0.17)	(0.30)	0.33	(0.04)
Total from investment operations	0.50	0.11	(0.02)	0.64	0.30
Less distributions
From net investment income	(0.28)	(0.29)	(0.30)	(0.32)	(0.34)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.29)	(0.29)	(0.30)	(0.32)	(0.34)
Net asset value, end of period	$10.94	$10.73	$10.91	$11.23	$10.91
Total return (%)[2,3]	4.78	1.00	(0.12)	5.93	2.76
Ratios and supplemental data
Net assets, end of period (in millions)	$— [4]	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.70	1.69	1.69	1.68
Expenses including reductions	1.60	1.59	1.58	1.58	1.58
Net investment income	2.67	2.61	2.59	2.78	3.04
Portfolio turnover (%)	22	9	17	20	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	21

CLASS C SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$10.73	$10.90	$11.22	$10.91	$10.95
Net investment income[1]	0.28	0.28	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.22	(0.16)	(0.31)	0.32	(0.03)
Total from investment operations	0.50	0.12	(0.02)	0.63	0.30
Less distributions
From net investment income	(0.28)	(0.29)	(0.30)	(0.32)	(0.34)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.29)	(0.29)	(0.30)	(0.32)	(0.34)
Net asset value, end of period	$10.94	$10.73	$10.90	$11.22	$10.91
Total return (%)[2,3]	4.78	1.09	(0.13)	5.83	2.76
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$21	$30	$36	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.70	1.68	1.69	1.68
Expenses including reductions	1.60	1.59	1.58	1.58	1.57
Net investment income	2.67	2.62	2.60	2.78	3.03
Portfolio turnover (%)	22	9	17	20	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
22	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$10.73	$10.91	$10.70
Net investment income[2]	0.38	0.38	0.12
Net realized and unrealized gain (loss) on investments	0.22	(0.17)	0.21
Total from investment operations	0.60	0.21	0.33
Less distributions
From net investment income	(0.38)	(0.39)	(0.12)
From net realized gain	(0.01)	—	—
Total distributions	(0.39)	(0.39)	(0.12)
Net asset value, end of period	$10.94	$10.73	$10.91
Total return (%)[3]	5.72	1.91	3.09 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.70	0.67 [5]
Expenses including reductions	0.70	0.69	0.66 [5]
Net investment income	3.58	3.53	3.76 [5]
Portfolio turnover (%)	22	9	17 [6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	23

CLASS R6 SHARES Period ended	5-31-19	5-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$10.73	$10.95
Net investment income[2]	0.38	0.29
Net realized and unrealized gain (loss) on investments	0.22	(0.22)
Total from investment operations	0.60	0.07
Less distributions
From net investment income	(0.38)	(0.29)
From net realized gain	(0.01)	—
Total distributions	(0.39)	(0.29)
Net asset value, end of period	$10.94	$10.73
Total return (%)[3]	5.76	0.66 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.68 [5]
Expenses including reductions	0.67	0.67 [5]
Net investment income	3.58	3.56 [5]
Portfolio turnover (%)	22	9 [6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
24	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock California Tax-Free Income Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	25

an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
The fund and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2019 were $2,250.
26	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2019 and 2018 was as follows:
	May 31, 2019	May 31, 2018
Ordinary Income	$ 71,775	$ 38,301
Exempt Income	6,741,640	7,634,763
Tax Long-term cap gains	190,141	-
Total	$7,003,556	$7,673,064
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2019, the components of distributable earnings on a tax basis consisted of $84,446 of undistributed exempt interest and $1,223,235 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	27

Note 4—Fees and transactions with affiliates
John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Effective June 28, 2019, the Advisor changed its name to John Hancock Investment Management LLC and the Distributor changed its name to John Hancock Investment Management Distributors LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets, (b) 0.500% of the next $500 million of the fund’s average daily net assets, (c) 0.475% of the next $1 billion of the fund’s average daily net assets; and (d) 0.450% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2019, this waiver amounted to 0.01% of the fund’s average net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$13,359
Class B	39
Class C	1,495
Class	Expense reduction
Class I	$ 818
Class R6	200
Total	$15,911

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2019 were equivalent to a net annual effective rate of 0.54% the fund's average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
28	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Class	Rule 12b-1 Fee
Class A	0.15%
Class B	1.00%
Class	Rule 12b-1 Fee
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $493 and $19,215 for Class B and Class C shares, respectively, for the year ended May 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $105,534 for the year ended May 31, 2019. Of this amount, $14,702 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $89,223 was paid as sales commissions to broker-dealers and $1,609 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2019, CDSCs received by the Distributor amounted to $16,935, $0 and $410 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2019 were:
Class	Distribution and service fees	Transfer agent fees
Class A	$ 257,696	$ 77,689
Class B	4,935	223
Class C	192,149	8,699
Class I	—	4,763
Class R6	—	336
Total	$454,780	$91,710
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	29

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2019 and 2018 were as follows:
	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,485,306	$15,841,456	1,413,219	$15,285,851
Distributions reinvested	486,236	5,184,585	537,129	5,808,310
Repurchased	(2,729,594)	(29,030,019)	(4,646,534)	(50,310,393)
Net decrease	(758,052)	$(8,003,978)	(2,696,186)	$(29,216,232)
Class B shares
Sold	—	—	5	$54
Distributions reinvested	1,180	$12,592	1,797	19,477
Repurchased	(10,172)	(108,962)	(51,019)	(556,337)
Net decrease	(8,992)	$(96,370)	(49,217)	$(536,806)
Class C shares
Sold	170,291	$1,816,298	159,254	$1,732,105
Distributions reinvested	44,213	471,363	58,072	628,003
Repurchased	(414,613)	(4,418,882)	(1,041,792)	(11,261,086)
Net decrease	(200,109)	$(2,131,221)	(824,466)	$(8,900,978)
Class I shares
Sold	402,220	$4,291,234	608,319	$6,559,214
Distributions reinvested	34,749	370,533	19,526	210,739
Repurchased	(379,555)	(4,028,096)	(166,355)	(1,794,490)
Net increase	57,414	$633,671	461,490	$4,975,463
Class R6 shares[1]
Sold	208,519	$2,218,628	207,692	$2,268,357
Distributions reinvested	8,894	95,093	3,427	36,852
Repurchased	(60,709)	(644,757)	(19,299)	(207,629)
Net increase	156,704	$1,668,964	191,820	$2,097,580
Total net decrease	(753,035)	$(7,928,934)	(2,916,559)	$(31,580,973)

1	The inception date for Class R6 shares is 8-30-17.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments amounted to $43,290,759 and $52,704,731, respectively, for the year ended May 31, 2019.
30	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock California Tax-Free Income Fund (the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

TAX INFORMATION

Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2019.
The fund paid $190,141 in long term capital gain dividends.
99.09% of dividends from net investment income are exempt-interest dividends.
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	211
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	211
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	211
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	211
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1989	211
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	211
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       34

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	211
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2008	211
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates, Born: 1946	2012	211
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	211
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	211
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       35

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	211
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Marianne Harrison, Born: 1963	2018	211
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       36

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       37

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Dennis DiCicco
Jeffrey N. Given, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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John Hancock Investment Management Distributors, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF876850	53A 5/19 7/19

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2019 and 2018. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock California Tax-Free Income Fund	$44,425	$40,625

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $113,000 and $110,200 for the fiscal years ended May 31, 2019 and 2018, respectively.

Fund	May 31, 2019	May 31, 2018
John Hancock California Tax-Free Income Fund	$571	$540

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2019 and 2018. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock California Tax-Free Income Fund	$3,650	$3,650

(d) All Other Fees
The nature of the services comprising all other fees is attestation services surrounding new class launches. Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Fund	May 31, 2019	May 31, 2018
John Hancock California Tax-Free Income Fund	$89	$3,834

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Trust	May 31, 2019	May 31, 2018
John Hancock California Tax-Free Income Fund	$919,444	$6,716,119

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 22, 2019